Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
17.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2010	2011	2012
	US$	US$	US$
- Domestic	(6,622,537)	(4,870,380)	(6,422,577)
- Foreign	(952,846)	(898,648)	(973,378)

Income (loss) before income taxes and equity in net earnings of affiliates	(7,575,383)	(5,769,028)	(7,395,955)

Current income tax expense	30,000	17,279	65,555

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of operations is as follows:

	2010	2011	2012
	US$	US$	US$
Income (loss) before income taxes and equity in net earnings of affiliates	(7,575,383)	(5,769,028)	(7,395,955)
Indian statutory income tax rate	33.99%	33.218%	32.445%

Expected income tax expense (benefit)	(2,574,873)	(1,916,356)	(2,399,618)
Tax effect of:-
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	283,210	185,741	298,428
Change in valuation allowance	2,568,076	1,805,725	2,337,757
Tax in foreign jurisdictions	(149,127)	(26,208)	(52,715)
Loss of equity method investees	(143,811)	(260,996)	(69,995)
Others	46,525	229,373	(48,302)

Income tax expense	30,000	17,279	65,555

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2011	2012
	US$	US$
Net operating loss carry forwards	3,959,315	4,659,466
Depreciation and amortization	3,764,795	4,052,339
Allowances for doubtful accounts receivables	1,358,753	1,091,749
Retirement benefits	277,960	290,111
Minimum alternate tax credit	383,427	334,636
Loss of equity method investees	643708	354,926
Others	121,860	—

Gross deferred tax assets	10,509,818	10,783,227
Valuation allowance	(10,375,601)	(10,783,227)

Deferred tax assets	134,217	—

Deferred tax liability:
Intangible assets	339,376	244,429

Net Deferred tax liability	205,159	244,429

Movements in valuation allowance:

	As of March 31,
	2011	2012
	US$	US$
Balance as at beginning of the year	10,095,142	10,375,601
Change during the year	1,805,725	2,337,757
Expired net operating carry forward losses	(1,280,512)	(1,071,323)
Effect of change in tax rate	(313,110)	—
Reduction on account of unrecognized tax benefit	5,502	4,036
Effect of currency translation	62,854	(862,844)

Balance as at end of the year	10,375,601	10,783,227

Rediff’s net operating loss carry forwards aggregating approximately US$ 1,981,976 as of March 31, 2012 will expire between April 1, 2013 and March 31, 2019.

As of March 31, 2012, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$ 3,021,000 which expire in years 2021 through 2031.

As of March 31, 2012, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$5,175,000, for federal income tax purposes, which expire in years 2020 through 2031.

Unabsorbed depreciation of US$ 12,378,421 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2011 and 2012 is as follows:

	2011	2012
	US$	US$
Unrecognized tax benefits balance at beginning of the year	21,175	32,442
Gross increase for tax positions of prior years	16,357	—
Gross decrease for tax positions of prior years	(5,502)	(7,090)
Effect of currency translation	412	(4,128)

Unrecognized tax benefits balance at end of the year	32,442	21,224

The Company’s two major tax jurisdictions are India and the U.S., though the Company also files tax returns in other foreign jurisdiction. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2008 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.